August 29, 2012

Mr. Michael Clampitt

Securities and Exchange Commission

Division of Corporation Finance

100 F. Street, N.E.

Washington, D.C. 20549

Re:	Yadkin Valley Financial Corporation
Registration Statement on Form S-1
Filed April 12, 2012
File No. 333-180686

Dear Mr. Clampitt:

The letter is provided on behalf of Yadkin Valley Financial Corporation (the “Company,” “Yadkin,” “we,” or “our”) in response to the comments of the staff of the Securities and Exchange Commission (the “Commission”) dated May 9, 2012 (the “Comment Letter”) with respect to the Company’s Registration Statement on Form S-1, Registration No. 333-180686 (the “Form S-1”). This letter and the Company’s Amendment No. 1 (“Amendment No. 1”) to the Form S-1 are being filed with the Commission electronically via EDGAR.

For ease of reference, we have repeated each of the Commission’s comments below, followed by the corresponding responses of Yadkin. All references to page numbers in these responses are to the pages of Amendment No. 1 to the Form S-1.

Comment Letter dated May 9, 2012

Registration Statement on Form S-1

General

1. We note the public offering price of the Preferred Shares will be determined by an auction process. We also note the clearing price will be equal to the highest price in the auction for which the quantity of all bids at or above such price equals the number of Preferred Shares that Treasury elects to sell. This appears to provide a great deal of discretion to the selling shareholder and little certainty to bidders participating in the auction. It is unclear how this process provides a formula that bidders can rely on in placing their bid. Please explain how the bidders will have certainty as to the manner in which the offering price will be determined.

Response to Comment 1:

The auction formula is designed to establish principles of fairness among bidders such that bidders at the highest price are ensured to participate in any sale of Preferred

Mr. Michael Clampitt

Securities and Exchange Commission

Shares that the selling shareholder determines to pursue. The auction formula is not designed to obligate the selling shareholder to sell Preferred Shares in the auction, regardless of price. We do not view the selling shareholder’s discretion to sell Preferred Shares in the auction as any different from the discretion of an issuer to sell securities in a primary offering once the marketing period concludes. Nevertheless, we have made certain modifications to the auction process, as reflected in Amendment No. 1 to the Form S-1, including the addition of a minimum bid price, intended to give further clarity to bidders.

2. In your next amendment, please include a table of contents. Refer to Item 502(a) of Regulation S-K.

Response to Comment 2:

A table of contents has been added to Amendment No. 1 to the Form S-1.

Prospectus Cover Page

3. Please revise the cover page of your prospectus to identify the underwriters. If you are unable to name the underwriters prior to acceleration of effectiveness of the registration statement, please confirm that you will identify the underwriters in a post-effective amendment filed prior to any distribution of the prospectus. Also confirm that you will not use the prospectus before all outstanding blanks in the “Underwriting” section have been filled in.

Response to Comment 3:

We will include the names of the underwriters in a pre- or post-effective amendment to the Form S-1 that is filed before the distribution of prospectuses to potential bidders in the auction. We also confirm that all information other than information that may be omitted pursuant to Rule 430A will be included in the prospectus prior to its distribution to such potential bidders.

4. Revise footnote (1) of the registration statement to disclose the aggregate unpaid dividends and the amount per share as of the latest practicable date.

Response to Comment 4:

We advise the Staff that as of the date hereof we have paid in full all of our quarterly dividend obligations on the Preferred Shares and have revised the disclosures on the cover page of the prospectus and on page 2 of Amendment No. 1 to the Form S-1 to reflect such.

Summary

The Offering, page 1

5. Revise under “Redemption” to indicate if the Company has the current intention to redeem the preferred in the near future or before February 15, 2014. In addition, disclose the amount of additional capital the Company will need under applicable TARP rules to be in a position to request redemption.

Mr. Michael Clampitt

Securities and Exchange Commission

Response to Comment 5:

We intend to redeem or repurchase Preferred Shares in such amounts and at such times as we deem prudent, although we have no present plans to redeem, in whole or in part, the Series T Preferred Shares before February 15, 2014 or the Series T-ACB Preferred Shares before August 15, 2014, when the dividend rate is scheduled to increase on such shares. Our ability to redeem the Preferred Shares will depend on then-present facts and circumstances and the amount of capital we hold or can raise at the holding company level. In order for our regulators to approve the redemption of the Preferred Shares, we would expect our regulators to consider our financial condition and regulatory capital levels, after giving effect to the redemption of the Preferred Shares so approved. Subject to prior regulatory approval, we may attempt to negotiate with the holders of the Preferred Shares to convert the Preferred Shares into shares of common stock. We have revised the disclosure on page 3 of Amendment No. 1 to the Form S-1 accordingly.

6. Revise under “Voting Rights” to disclose how the nomination process will work in the event that 2 directors are to be added. In addition, disclose why you deferred dividend payments, whether approval was sought to pay the deferred dividends, and, if applicable, why authority was denied. In addition, disclose the general conditions under which dividends will be allowed.

Response to Comment 6:

Our bylaws do not specify a process for nominating candidates to fill these director positions. Unless a nominating process for such directors is adopted, nominations would be made by holders of the Preferred Shares and any voting parity stock at the meeting at which these directors are elected. Our board of directors may, prior to any meeting at which such directors would be elected, adopt a process for the nomination of such candidates in advance of such meeting. We have provided disclosure to this effect in the prospectus at the “Summary” section under the heading “The Offering” and subheading “Voting Rights” and at the “Description of Preferred Shares” section under the heading “Voting Rights”.

In August 2012, we obtained regulatory approval to pay all deferred dividends on the Preferred Shares and have paid in full all of our quarterly dividend obligations on the Preferred Shares. We have to obtain regulatory approval to make future dividend payments on the Preferred Shares. We have provided disclosure to this effect in the prospectus on the cover page and at the “Summary” section under the heading “The Offering” and subheading “Dividends” and at the “Description of Preferred Shares” section under the heading “Dividends”. We have also provided disclosure regarding the general conditions for which dividends will be allowed in the prospectus at the “Risk Factors” section and at the “Description of Preferred Shares” section under the heading “Dividends”.

Mr. Michael Clampitt

Securities and Exchange Commission

7. Revise to disclose whether or not the Company will bid in the offering.

Response to Comment 7:

We do not intend to bid in the auction. We have revised Amendment No. 1 to the Form S-1 accordingly at the “Summary” section under the heading “The Offering” and subheading “Auction Process” and at the “Auction Process” section.

Risk Factors

We have been required to defer dividend payments . . .page 15

8. Please revise to quantify on a per-share basis the amount of deferred dividends on your Series T Preferred Stock and Series T-ACB Preferred Stock.

Response to Comment 8:

In August 2012, we obtained regulatory approval to pay all deferred dividends on the Preferred Shares and have paid in full all of our quarterly dividend obligations on the Preferred Shares. We have deleted the above referenced risk factor to reflect that.

Exhibits

9. We note that the Underwriting Agreement has not been filed as an exhibit to the registration statement. Please file it with your next amendment.

Response to Comment 9:

We will file the Underwriting Agreement as an exhibit to the Form S-1 in a pre-effective amendment to the Form S-1.

If you have any questions or comments related to our responses, please contact me at (336) 768-1161 or Nikki Lee of Nelson Mullins Riley & Scarborough LLP at (864) 250-2367.

Sincerely,

/s/ Jan H. Hollar

Jan H. Hollar

Chief Financial Officer

(Principal Accounting Officer)

cc:	Dave Niles, CPA, Member, Dixon Hughes PLLC
Neil Grayson, Nelson Mullins Riley & Scarborough LLP